BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Short-term Debt	$ 755,452	$ 937,814	$ 1,287,156
Short-term debt interest rate	4.58%	5.45%	4.55%
Short-term debt, average for the year	$ 712,870	$ 1,019,470	$ 817,495
Short-term debt, average rate (as a percent)	5.45%	5.24%	2.34%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term debt, average for the year	$ 4,522	$ 15,583	$ 29,526
Short-term debt, average rate (as a percent)	5.63%	5.25%	1.42%
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 625,000	$ 800,000	$ 1,130,000
Short-term debt interest rate	4.63%	5.47%	4.58%
Short-term debt, average for the year	$ 588,987	$ 845,666	$ 672,928
Short-term debt, average rate (as a percent)	5.47%	5.25%	2.37%
Short-term Debt
Short-term Debt [Line Items]
Short-term Debt	$ 130,452	$ 137,814	$ 157,156
Short-term debt interest rate	4.33%	5.33%	4.33%
Short-term debt, average for the year	$ 119,361	$ 158,221	$ 115,041
Short-term debt, average rate (as a percent)	5.33%	5.18%	2.38%
Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 0